Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
Other Long-Term Liabilities	OTHER LONG-TERM LIABILITIES
Other long-term liabilities are detailed below:

	December 31, 2023	December 31, 2022
Non-current operating lease liabilities	188	141
Contingent consideration on business combinations	20	31
Other employee benefits	92	81
Liabilities related to public funding	196	51
Advances received on capital grants	152	—
Advances from customers	25	73
Derivative instruments	—	4
Others	62	73
Total	735	454
Lease liabilities are described in Note 11.
Contingent consideration related to business acquisitions are further described in Note 26.
Other long-term employee benefits are described in Note 16.
Liabilities related to public funding are described in Note 7.
Advances received on capital grants relate to the joint venture the Company and Sanan Optoelectronics created in 2023 for high-volume 200mm SiC device manufacturing activities in China, as described in Note 12. The newly incorporated entity is a party to a regional public funding program, primarily consisting in capital grants received on eligible capital expenditures (infrastructures and equipment). As of December 31, 2023, the Company received $152 million of advances on these capital grants while the capital expenditures had not been incurred yet. Consequently, these advances were reported as long-term liabilities in the consolidated balance sheet as of December 31, 2023. Public funding is further described in Note 7.
Advances from customers are described in Note 14 and Note 19.
Derivative instruments are described in Note 26.
Other long-term liabilities also include individually not significant amounts as of December 31, 2023 and December 31, 2022, presented cumulatively in the line “Others”.